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SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                          [SECURIAN LETTERHEAD]


October 9, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:  POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(a)
     VARIABLE ANNUITY ACCOUNT
     FILE NUMBER:   333-136242

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing become effective December 8, 2009.

The Registration Statement is being amended to include information regarding the discontinuation of one optional living benefit rider and the availability of a new optional living benefit rider. These revisions are essentially identical to our three other post-effective amendments recently filed (File Nos. 333-140230, 333-91784 and 333-111067).

Please note that we have sent via overnight package a prospectus supplement containing the changes, to the attention of Ellen Sazzman.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert
Attorney

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.